Transactions with Related Parties - Basset, Steel Wheel, Cardiff Tankers, Vivid, GSA (Details) - shares	6 Months Ended	18 Months Ended	28 Months Ended	42 Months Ended	48 Months Ended
	Jun. 30, 2016	Jun. 30, 2016	Dec. 31, 2012	Jun. 30, 2016	Jun. 30, 2016
Basset Holding Inc. | Consultancy Agreement Effective 1 January 2015 between Company and Basset Holdings
Consultancy agreement terms in year		5 years
Basset Holding Inc. | Consultancy Agreement Effective 1 January 2015 between Company and Basset Holdings | Renewal
Consultancy agreement terms in year		1 year
Basset Holding Inc. | Consultancy Agreement Effective 1 June 2012 between wholly owned Subsidiary of Ocean Rig and Basset
Consultancy agreement terms in year					5 years
Basset Holding Inc. | Consultancy Agreement Effective 1 June 2012 between wholly owned Subsidiary of Ocean Rig and Basset | Renewal
Consultancy agreement terms in year					1 year
Basset Holding Inc. | Consultancy Agreement Effective 1 June 2012 between wholly owned Subsidiary of Ocean Rig and Basset | Ocean Rig UDW Inc.
Ownership in Ocean Rig	114,286
Steel Wheel Investments | Ocean Rig UDW Inc.
Ownership in Ocean Rig	1,570,226
Cardiff Tankers Inc.
Chartering commission	1.25%
Vivid Finance Limited | Consultancy Agreement Effective 1 September 2010 between Company and Vivid Finance Limited
Commission in connection to financing related services			0.20%
Consultancy agreement terms in year			5 years
Vivid Finance Limited | Consultancy Agreement Effective 1 January 2013 between Company and Vivid
Commission in connection to financing related services				0.20%
Vivid Finance Limited | Consultancy Agreement Effective 1 January 2013 between Ocean Management Inc. and Vivid
Commission in connection to financing related services				0.20%
Consultancy agreement terms in year				5 years